Operating Segments - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Percentage of annual revenue	100.00%	100.00%	100.00%
Bottom of range [member]
Disclosure of operating segments [line items]
Percentage of annual revenue	10.00%	10.00%	10.00%